Equipment Note Payable (Tables)	12 Months Ended
Dec. 31, 2020
UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Summary of Annual Principal Maturities of the Equipment Notes Payable	Annual principal maturities of the equipment notes payable are as follows as of December 31, 2020 (in thousands):

Year ending December 31,	Amounts
2021	$6,299
2022	6,673
2023	6,851
2024	6,705
2025 and thereafter	—

Total	$26,528